UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 95.9%
Auto Components - 1.7%
82,670	Gentherm, Inc. *	$2,216,383
144,794	Motorcar Parts of America, Inc. *	2,794,524
		5,010,907
Automobiles - 1.0%
53,873	Thor Industries, Inc.	2,975,406

Building Products - 4.0%
81,434	American Woodmark Corp. *	3,219,086
186,966	Patrick Industries, Inc. *	5,408,926
37,624	Trex Company, Inc. *	2,992,237
		11,620,249
Capital Markets - 1.1%
14,295	Affiliated Managers Group, Inc. *	3,100,300

Commercial Services & Supplies - 5.2%
121,704	Copart, Inc. *	4,460,452
84,730	Healthcare Services Group, Inc.	2,403,790
91,003	Mobile Mini, Inc. *	3,747,504
113,634	US Ecology, Inc.	4,226,048
		14,837,794
Communications Equipment - 1.3%
152,925	Ciena Corp. *	3,659,495

Computers & Peripherals - 0.4%
9,370	Stratasys Ltd. *	1,262,139

Construction & Engineering - 4.4%
110,308	EMCOR Group, Inc. *	4,681,472
143,575	MasTec, Inc. *	4,697,774
102,427	Primoris Services Corp.	3,188,552
		12,567,798
Construction Materials - 1.4%
53,421	Eagle Materials, Inc.	4,136,388

Distributors - 2.0%
109,478	LKQ Corp. *	3,601,826
37,440	Pool Corp.	2,176,762
		5,778,588
Diversified Consumer Services - 0.9%
158,961	LifeLock, Inc. *	2,608,550

Diversified Telecommunication Services - 0.7%
209,430	8x8, Inc. *	2,127,809

Electronic Equipment, Instruments & Components - 2.3%
155,030	InvenSense, Inc. *	3,221,524
110,366	National Instruments Corp.	3,533,919
		6,755,443
Energy Equipment & Services - 3.6%
21,084	Bristow Group, Inc.	1,582,565
18,397	Dril-Quip, Inc. *	2,022,382
71,457	Geospace Technologies Corp. *	6,776,268
		10,381,215
Food & Staples Retailing - 0.6%
41,038	The Fresh Market, Inc. *	1,662,039

Food Products - 1.2%
148,804	Whitewave Foods Co. *	3,413,564

Health Care Equipment & Supplies - 6.4%
143,406	Alere, Inc. *	5,191,297
206,005	Endologix, Inc. *	3,592,727
97,656	Insulet Corp. *	3,623,038
126,312	LDR Holding Corp. *	2,980,963
97,570	Wright Medical Group, Inc. *	2,996,375
		18,384,400
Health Care Providers & Services - 8.6%
49,266	Air Methods Corp. *	2,873,686
116,187	Brookdale Senior Living, Inc. *	3,157,963
71,615	Centene Corp. *	4,221,704
112,920	ExamWorks Group, Inc. *	3,372,920
318,885	Healthways, Inc. *	4,894,885
75,156	MEDNAX, Inc. *	4,011,827
12,331	MWI Veterinary Supply, Inc. *	2,103,545
		24,636,530
Insurance - 2.2%
148,024	Amerisafe, Inc. *	6,252,534

Internet Software & Services - 5.0%
79,882	Cornerstone OnDemand, Inc. *	4,260,906
63,917	Dealertrack Technologies, Inc. *	3,073,129
55,693	Envestnet, Inc. *	2,244,428
41,871	Global Eagle Entertainment, Inc. *	622,622
109,180	Marketo, Inc. *	4,047,302
		14,248,387
IT Services - 0.7%
48,903	MAXIMUS, Inc.	2,151,243

Life Science Tools & Services - 1.4%
69,098	ICON Plc. *	2,792,250
11,533	Techne Corp.	1,091,829
		3,884,079

Machinery - 4.8%
14,912	Chart Industries, Inc. *	1,426,184
48,081	The ExOne Co. *	2,906,977
15,809	Middleby Corp. *	3,793,686
231,644	Mueller Water Products, Inc.	2,170,504
91,927	Navistar International Corp. *	3,510,692
		13,808,043
Media - 1.6%
205,070	The E.W. Scripps Co. *	4,454,120

Metals & Mining - 3.1%
192,705	Globe Specialty Metals, Inc.	3,470,617
53,241	Haynes International, Inc.	2,941,033
159,368	Horsehead Holding Corp. *	2,583,355
		8,995,005
Multiline Retail - 1.8%
317,589	Tuesday Morning Corp. *	5,068,720

Oil, Gas & Consumable Fuels - 0.6%
90,510	Matador Resources Co. *	1,687,106

Personal Products - 0.7%
55,851	Inter Parfums, Inc.	2,000,024

Pharmaceuticals - 1.2%
105,471	Lannett, Inc. *	3,491,090

Professional Services - 1.0%
84,803	On Assignment, Inc. *	2,961,321

Real Estate Management & Development - 1.2%
114,553	Altisource Residential Corp.	3,449,191

Road & Rail - 3.6%
49,198	Genesee & Wyoming, Inc. *	4,725,468
175,343	Quality Distribution, Inc. *	2,249,651
121,490	Roadrunner Transportation Systems, Inc. *	3,274,155
		10,249,274
Semiconductors & Semiconductor Equipment - 5.8%
171,541	Advanced Energy Industries, Inc. *	3,921,427
80,144	Diodes, Inc. *	1,888,193
255,212	Integrated Device Technology, Inc. *	2,600,610
61,185	Monolithic Power Systems, Inc. *	2,120,672
121,962	PDF Solutions, Inc. *	3,124,667
102,179	Skyworks Solutions, Inc. *	2,918,232
		16,573,801

Software - 6.5%
120,089	Gigamon, Inc. *	3,372,099
84,501	Imperva, Inc. *	4,067,033
95,958	NICE Systems Ltd. - ADR	3,930,440
116,127	Rally Software Development Corp. *	2,258,670
73,174	Tableau Software, Inc. *	5,043,884
		18,672,126
Specialty Retail - 3.9%
53,443	Dick's Sporting Goods, Inc.	3,105,038
52,263	Lithia Motors, Inc. *	3,628,097
138,039	Marinemax, Inc. *	2,219,667
95,695	Pier 1 Imports, Inc.	2,208,641
		11,161,443
Textiles, Apparel & Luxury Goods - 0.9%
79,986	Fifth & Pacific Cos., Inc. *	2,565,151

Trading Companies & Distributors - 3.1%
75,255	Beacon Roofing Supply, Inc. *	3,031,271
126,042	H&E Equipment Services, Inc. *	3,734,625
26,553	MSC Industrial Direct Co., Inc.	2,147,341
		8,913,237
Water Utilities - 0.0%
22,147	Pure Cycle Corp. *	140,191

TOTAL COMMON STOCKS
(Cost $212,544,260)		275,644,700

REAL ESTATE INVESTMENT TRUSTS - 1.0%
87,134	Pebblebrook Hotel Trust	2,680,242

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,375,142)		2,680,242

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
8,424,585	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	8,424,585

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,424,585)		8,424,585

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $223,343,987)		286,749,527
Other Assets in Excess of Liabilities - 0.2%		701,386
TOTAL NET ASSETS - 100.0%		$287,450,913

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$224,068,034
Gross unrealized appreciation	63,689,719
Gross unrealized depreciation	(1,008,226)
Net unrealized appreciation	$62,681,493

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$275,644,700	$-	$-	$275,644,700
Real Estate Investment Trusts	2,680,242	-	-	2,680,242
Short-Term Investments	8,424,585	-	-	8,424,585
Total Investments	$286,749,527	$-	$-	$286,749,527

TCM SMALL-MID CAP GROWTH

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.5%
7,966	BE Aerospace, Inc. *	$693,281

Auto Components - 0.5%
11,551	Motorcar Parts of America, Inc. *	222,934

Automobiles - 1.0%
8,722	Thor Industries, Inc.	481,716

Building Products - 2.7%
13,246	American Woodmark Corp. *	523,614
8,488	Patrick Industries, Inc. *	245,558
6,083	Trex Company, Inc. *	483,781
		1,252,953
Capital Markets - 1.1%
2,342	Affiliated Managers Group, Inc. *	507,933

Commercial Services & Supplies - 7.0%
22,453	Copart, Inc. *	822,902
13,249	Healthcare Services Group, Inc.	375,874
14,888	Mobile Mini, Inc. *	613,088
3,756	Stericycle, Inc. *	436,335
19,799	US Ecology, Inc.	736,325
7,454	Waste Connections, Inc. *	325,218
		3,309,742
Communications Equipment - 2.4%
25,096	Ciena Corp. *	600,547
5,930	F5 Networks, Inc. *	538,800
		1,139,347
Computers & Peripherals - 0.4%
1,522	Stratasys Ltd. *	205,013

Construction & Engineering - 3.8%
10,729	EMCOR Group, Inc. *	455,339
15,149	MasTec, Inc. *	495,675
26,310	Quanta Services, Inc. *	830,344
		1,781,358
Construction Materials - 1.4%
8,773	Eagle Materials, Inc.	679,293

Distributors - 2.1%
19,402	LKQ Corp. *	638,326
6,162	Pool Corp.	358,259
		996,585
Diversified Consumer Services - 0.9%
26,006	LifeLock, Inc. *	426,758

Diversified Telecommunication Services - 0.7%
34,320	8x8, Inc. *	348,691

Electrical Equipment - 1.7%
14,937	AMTEK, Inc.	786,732

Electronic Equipment, Instruments & Components - 2.3%
25,124	InvenSense, Inc. *	522,077
18,017	National Instruments Corp.	576,904
		1,098,981
Energy Equipment & Services - 5.2%
3,452	Bristow Group, Inc.	259,107
2,913	Dril-Quip, Inc. *	320,226
12,275	Franks International N.V. *	331,425
11,649	Geospace Technologies Corp. *	1,104,675
5,527	Oceaneering International, Inc. *	435,970
		2,451,403
Food & Staples Retailing - 0.6%
6,699	The Fresh Market, Inc. *	271,310

Food Products - 1.2%
24,287	Whitewave Foods Co. *	557,144

Health Care Equipment & Supplies - 5.7%
22,930	Alere, Inc. *	830,066
27,858	Endologix, Inc. *	485,844
15,845	Insulet Corp. *	587,849
4,585	Sirona Dental Systems, Inc. *	321,867
16,059	Wright Medical Group, Inc. *	493,172
		2,718,798
Health Care Providers & Services - 7.8%
8,075	Air Methods Corp. *	471,015
19,008	Brookdale Senior Living, Inc. *	516,637
6,606	Catamaran Corp. *	313,653
11,620	Centene Corp. *	684,999
12,427	Envision Healthcare Holdings, Inc. *	441,407
5,374	Henry Schein, Inc. *	614,033
12,178	MEDNAX, Inc. *	650,062
		3,691,806
Internet Software & Services - 3.0%
13,109	Cornerstone OnDemand, Inc. *	699,234
10,633	Dealertrack Technologies, Inc. *	511,235
5,407	Envestnet, Inc. *	217,902
		1,428,371
Life Science Tools & Services - 2.2%
3,841	Illumina, Inc. *	424,891
11,227	ICON Plc. *	453,683
1,876	Techne Corp.	177,601
		1,056,175
Machinery - 4.7%
2,468	Chart Industries, Inc. *	236,040

6,861	The ExOne Co. *	414,816
2,586	Middleby Corp. *	620,562
15,086	Navistar International Corp. *	576,134
5,328	Westinghouse Air Brake Technologies Corp.	395,711
		2,243,263
Media - 2.5%
33,339	The E.W. Scripps Company *	724,123
13,229	Sinclair Broadcast Group, Inc.	472,672
		1,196,795
Metals & Mining - 2.1%
31,809	Globe Specialty Metals, Inc.	572,880
26,465	Horsehead Holding Corp. *	428,998
		1,001,878
Multiline Retail - 1.7%
51,383	Tuesday Morning Corp. *	820,073

Oil, Gas & Consumable Fuels - 1.3%
5,630	Cheniere Energy, Inc. *	242,765
20,809	Matador Resources Co. *	387,880
		630,645
Personal Products - 0.7%
9,065	Inter Parfums, Inc.	324,618

Pharmaceuticals - 1.2%
17,195	Lannett Co., Inc. *	569,154

Professional Services - 1.0%
13,810	On Assignment, Inc. *	482,245

Real Estate Management & Development - 2.3%
18,736	Altisource Residential Corp.	564,141
5,255	Jones Lang LaSalle, Inc.	538,059
		1,102,200
Road & Rail - 2.4%
8,064	Genesee & Wyoming, Inc. *	774,547
4,411	JB Hunt Transport Services, Inc.	340,971
		1,115,518
Semiconductors & Semiconductor Equipment - 6.1%
37,409	Atmel Corp. *	292,913
6,803	KLA-Tencor Corp.	438,521
14,751	Lam Research Corp. *	803,192
10,091	Monolithic Power Systems, Inc. *	349,754
19,957	PDF Solutions, Inc. *	511,298
16,685	Skyworks Solutions, Inc. *	476,524
		2,872,202
Software - 8.1%
19,232	Activision Blizzard, Inc.	342,906
14,691	Fortinet, Inc. *	281,039
19,582	Gigamon, Inc. *	549,863
10,779	Imperva, Inc. *	518,793
15,839	NICE Systems Ltd. - ADR	648,766
15,495	Rally Software Development Corp. *	301,378

12,005	Tableau Software, Inc. *	827,505
4,272	Workday, Inc. *	355,259
		3,825,509
Specialty Retail - 4.3%
8,971	Dick's Sporting Goods, Inc.	521,215
8,481	Lithia Motors, Inc. *	588,751
15,892	Pier 1 Imports, Inc.	366,787
15,048	Urban Outfitters, Inc. *	558,281
		2,035,034
Textiles, Apparel & Luxury Goods - 1.6%
13,057	Fifth & Pacific Cos., Inc. *	418,738
4,018	Under Armour, Inc. *	350,771
		769,509
Trading Companies & Distributors - 1.8%
12,227	Beacon Roofing Supply, Inc. *	492,504
4,319	MSC Industrial Direct Co., Inc.	349,277
		841,781
TOTAL COMMON STOCKS
(Cost $35,158,140)		45,936,748

REAL ESTATE INVESTMENT TRUSTS - 0.9%
14,664	Pebblebrook Hotel Trust	451,065

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $396,501)		451,065

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
654,064	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	654,064

TOTAL SHORT-TERM INVESTMENTS
(Cost $654,064)		654,064

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $36,208,705)		47,041,877
Other Assets in Excess of Liabilities - 0.7%		333,843
TOTAL NET ASSETS - 100.0%		$47,375,720

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$36,352,345
Gross unrealized appreciation	11,012,410
Gross unrealized depreciation	(322,878)
Net unrealized appreciation	$10,689,532

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL-MID CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$45,936,748	$-	$-	$45,936,748
Real Estate Investment Trusts	451,065	-	-	451,065
Short-Term Investments	654,064	-	-	654,064
Total Investments	$47,041,877	$-	$-	$47,041,877

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/Elaine E. Richards
Elaine E. Richards, President

Date         2/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          2/24/14

By (Signature and Title)*             /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date          2/23/14

* Print the name and title of each signing officer under his or her signature.